Digital Assets and Restricted Digital Assets - Schedule of Movement for the Digital Assets (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement for the Digital Assets [Line Items]
Balance beginning		$ 2,702,943
Purchase of digital assets		99,764
Disposal of digital assets		(626,337)
Proceeds from third party borrowing received in digital assets	[1]	1,340,702
Expenses paid with digital assets		(554,317)
Interest income received with digital assets	[2]	1,715
Loan issued to Borrower in digital assets	[2]	(342,803)
Digital assets acquired upon settlement of loan collateral	[2]	351,672
Conversions between digital assets	[3]
Realized (losses) gains on digital assets		105,767
Unrealized losses on digital assets		(867,554)
Balance ending		2,211,552
BTC [Member]
Schedule of Movement for the Digital Assets [Line Items]
Balance beginning	[4]	2,625,574
Purchase of digital assets	[4]
Disposal of digital assets	[4]	(80,548)
Proceeds from third party borrowing received in digital assets	[1],[4]
Expenses paid with digital assets	[4]
Interest income received with digital assets	[2],[4]
Loan issued to Borrower in digital assets	[2],[4]
Digital assets acquired upon settlement of loan collateral	[2],[4]	94,182
Conversions between digital assets	[3],[4]	(13,634)
Realized (losses) gains on digital assets	[4]
Unrealized losses on digital assets	[4]	(866,650)
Balance ending	[4]	1,758,924
USDT [Member]
Schedule of Movement for the Digital Assets [Line Items]
Balance beginning		77,369
Purchase of digital assets		99,764
Disposal of digital assets		(320,958)
Proceeds from third party borrowing received in digital assets	[1]	1,340,702
Expenses paid with digital assets		(554,317)
Interest income received with digital assets	[2]
Loan issued to Borrower in digital assets	[2]	(342,803)
Digital assets acquired upon settlement of loan collateral	[2]	32,659
Conversions between digital assets	[3]	119,459
Realized (losses) gains on digital assets		58
Unrealized losses on digital assets
Balance ending	[5]	450,913
USDC [Member]
Schedule of Movement for the Digital Assets [Line Items]
Balance beginning
Purchase of digital assets
Disposal of digital assets
Proceeds from third party borrowing received in digital assets	[1]
Expenses paid with digital assets
Interest income received with digital assets	[2]	1,715
Loan issued to Borrower in digital assets	[2]
Digital assets acquired upon settlement of loan collateral	[2]
Conversions between digital assets	[3]
Realized (losses) gains on digital assets
Unrealized losses on digital assets
Balance ending	[5]	1,715
XRP [Member]
Schedule of Movement for the Digital Assets [Line Items]
Balance beginning
Purchase of digital assets
Disposal of digital assets		(224,831)
Proceeds from third party borrowing received in digital assets	[1]
Expenses paid with digital assets
Interest income received with digital assets	[2]
Loan issued to Borrower in digital assets	[2]
Digital assets acquired upon settlement of loan collateral	[2]	224,831
Conversions between digital assets	[3]	(105,825)
Realized (losses) gains on digital assets		105,825
Unrealized losses on digital assets
Balance ending

[1]	On February 7, 2026, the Group entered into a loan agreement with Silkroad Industrial Ltd (“SIL”), a third-party lender. Under the agreement, SIL agreed to lend to the Group an amount equal to 68% of the then-current fair market value of 30 Bitcoins on the borrowing date. Based on a fair market value of $65,721 per Bitcoin on such date, the aggregate loan proceeds amounted to $1,340,702, which were disbursed in USDT. Please refer to Note 16 for details.
[2]

In January 2026, the Group entered into a loan agreement with Mr. Masashi Hayama (the “Borrower”), a third-party individual, pursuant to which the Company lent USDT 343,010 (equivalent to $342,803) to the Borrower, bearing interest at 2% per annum. The loan was secured by 1.3 BTC and 195,000 XRP (collectively referred to as the “Original Collateral”) pledged by the Borrower under a pledge agreement.

Following a decline in the value of the Original Collateral below a default floor ($342,169), which represented 65% of the fair market price of the Original Collateral on the borrowing date, a valuation event occurred under the loan agreement. The Borrower was required to cure the deficiency within five business days by delivering additional USD, USDT, or Bitcoin. Accordingly, the Borrower provided additional collateral on multiple occasions, consisting of $13,634 in BTC and $32,659 in USDT (collectively, the “Additional Collateral”), thereby curing the respective deficiencies.

Although the Borrower remedied each prior deficiency, it failed to cure the final valuation event that occurred at the end of June 2026. As a result, all pledged digital assets, including both the Original Collateral and the Additional Collateral subsequently provided, were transferred to and became owned by the Group. The Group recognized the digital assets received at their fair value of $351,672, resulting in a gain on loan settlement of $8,869, being the excess of such fair value over the carrying amount of the loan, recognized under sundry income (expense), net in the unaudited condensed consolidated statements of operations and comprehensive loss. In addition, the Company received interest income of $1,715 in the form of digital assets.

[3]	During the six months ended June 30, 2026, the Group converted USDT with a fair value of $297,825 into XRP, and subsequently converted such XRP into USDT with a fair value of $403,650, resulting in a realized gain on digital assets of $105,825. The Group also converted BTC with a fair value of $13,634, received as Additional Collateral, into USDT. The conversions were settled directly in digital assets and did not involve cash.
[4]	During the six months ended June 30, 2026, the 30 BTC held by the Group were pledged as collateral to secure borrowing facilities for a three-year term commencing on February 10, 2026, the drawdown date. As a result of this pledge arrangement, these BTC are classified as restricted digital assets as of June 30, 2026. Changes in fair value are recognized as unrealized losses on digital assets in the unaudited condensed consolidated statements of operations and comprehensive loss.
[5]	During the six months ended June 30, 2026, the Group increased its activities in purchasing and disposing of digital assets. The Group’s holding purpose for these digital assets is no longer for long-term investment. Instead, these assets are expected to be realized, sold, or consumed in the ordinary course of business within the Group’s normal operating cycle. Accordingly, the Group classified its holdings of USDT and USDC as current assets as of June 30, 2026.